Nature of cost and expense	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Nature of cost and expense

Note 30 Nature of cost and expense

Operational cost and expenses grouped by nature are detailed as follows:

Costs and expenses by nature	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Direct cost	1,090,286,882	1,188,930,623	1,014,092,586
Personnel expense (1)	345,543,898	348,721,273	315,031,683
Transportation and distribution	332,820,614	379,499,418	328,884,421
Advertising and promotion	139,205,727	141,408,476	145,313,306
Depreciation and amortization	126,119,198	126,497,493	124,116,739
Materials and maintenance	75,253,468	75,247,644	65,544,522
Energy	36,071,907	56,131,568	36,943,054
Leases (2)	23,725,453	23,280,218	17,572,118
Others expenses (3)	147,665,534	145,571,745	128,141,441
Total	2,316,692,681	2,485,288,458	2,175,639,870

(1)	See Note 26 - Employee benefits.
(2)	Consists mainly of leases of real estate, machinery and equipment, which correspond to leases with remaining terms less than 12 months and/or with a value lower than US$ 5,000.
(3)	This mainly includes technical advisory services, auditing services, legal and representation expenses, among others.